LONG-TERM INVESTMENT (Details Narrative)	Apr. 28, 2022 USD ($)	Apr. 28, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Machinery and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Investment cost	$ 366,495	¥ 2,474,500
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Capital			$ 144,986	¥ 1,000,000
B U L T E N Wuxi [Member]
Restructuring Cost and Reserve [Line Items]
Capital			$ 764,225	¥ 5,050,000